Income Taxes (Components Of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 137	$ 142
Deferred tax expense (recovery) related to temporary differences	(22)	44
Deferred tax expense (recovery) from tax rate changes	28	(5)
Total tax expense (income)	$ 143	$ 181